Other non-current financial liabilities - Narrative (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial liabilities [line items]
Put options related to acquisitions	€ 15,419	€ 7,423	€ 0
ZigZag | Put options
Disclosure of financial liabilities [line items]
Put options related to acquisitions	7,700
Yocuda | Put options
Disclosure of financial liabilities [line items]
Put options related to acquisitions	€ 7,700